LONG-TERM DEBT - Summary of Interest on Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Line Items]
Interest on long-term debt	$ 144,566		$ 114,429	$ 104,170
Interest capitalized	(25,259)		(7,900)	(3,157)
Interest on long-term debt, net of capitalized interest	119,307		106,529	101,013
Studio City Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	71,099	[1]	5,844	0
2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	44,998	[1]	0	0
2011 Credit Facilities [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	16,841	[2]	21,849	13,731
2010 Senior Notes [Member] | Interest expense debt excluding amortization [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	6,028		61,500	61,500
2010 Senior Notes [Member] | Amortization of debt discount [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	71		801	723
RMB Bonds [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	2,610		13,666	8,647
Deposit-Linked Loan [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	1,728		10,064	6,300
Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	1,191	[1]	705	0
City of Dreams Project Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	$ 0		$ 0	$ 13,269

[1]	Long-term debt repayable after five years
[2]	Long-term debt repayable within five years